Financial Assets at Amortized Cost (Details) - Schedule of Resale Agreements and Securities Lending - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending	$ 71,822	$ 54,061
Resale agreements with other banks [Member] | Transaction with domestic banks [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Resale agreements with other banks [Member] | Transaction with foreign banks [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Resale agreements with the Central Bank of Chile [Member] | Transaction with domestic banks [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Rights from securities lending [Member] | Transaction with domestic banks [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Rights from securities lending [Member] | Transaction with foreign banks [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Resale agreements with foreign Central Banks [Member] | Transaction with foreign banks [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Resale agreements [Member] | Transaction with other domestic entities [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending	71,822	54,061
Resale agreements [Member] | Transaction with other foreign entities [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Financial assets with no significant increase in credit risk since initial recognition (phase 1) [Member] | Accumulated Impairment Value of Financial Assets at Amortized Cost - Rights from resale agreements and securities lending [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Financial assets with a significant increase in credit risk since initial recognition, but without credit impairment (phase 2) [Member] | Accumulated Impairment Value of Financial Assets at Amortized Cost - Rights from resale agreements and securities lending [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending
Financial assets with credit impairment (phase 3) [Member] | Accumulated Impairment Value of Financial Assets at Amortized Cost - Rights from resale agreements and securities lending [Member]
Rights by resale agreements and securities lending
Total of rights by resale agreements and securities lending